Offsetting Financial Assets and Liabilities - Summary of Information about Impact of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	£ 40,913	£ 53,967
Amounts offset, Assets	(6,786)	(18,292)
Net amounts reported on the balance sheet, Assets	34,127	35,675
Financial instruments, Assets	(3,654)	(15,127)
Financial collateral, Assets	(22,811)	(13,914)
Net amount, Assets	7,662	6,634
Assets not subject to enforceable netting arrangements, Assets	199,727	198,549
Balance sheet total, Assets	233,854	234,224
Gross amounts, Liabilities	22,917	63,461
Amounts offset, Liabilities	(6,786)	(18,292)
Net amounts reported on the balance sheet, Liabilities	16,131	45,169
Financial instruments, Liabilities	(3,654)	(15,127)
Financial collateral, Liabilities	(11,104)	(28,678)
Net amount, Liabilities	1,373	1,364
Assets not subject to enforceable netting arrangements, Liabilities	189,999	189,153
Balance sheet total, Liabilities	206,130	234,322
Derivative Financial Liabilities [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Liabilities	3,412	27,839
Amounts offset, Liabilities	(1,872)	(10,479)
Net amounts reported on the balance sheet, Liabilities	1,540	17,360
Financial instruments, Liabilities	(933)	(14,772)
Financial collateral, Liabilities	(303)	(1,951)
Net amount, Liabilities	304	637
Assets not subject to enforceable netting arrangements, Liabilities	54	253
Balance sheet total, Liabilities	1,594	17,613
Amortised cost [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	24,733	2,614
Amounts offset, Assets	(3,606)
Net amounts reported on the balance sheet, Assets	21,127	2,614
Financial instruments, Assets	(2,721)
Financial collateral, Assets	(18,406)	(2,614)
Balance sheet total, Assets	21,127	2,614
Gross amounts, Liabilities	14,516	1,076
Amounts offset, Liabilities	(3,606)
Net amounts reported on the balance sheet, Liabilities	10,910	1,076
Financial instruments, Liabilities	(2,721)
Financial collateral, Liabilities	(8,189)	(1,076)
Balance sheet total, Liabilities	10,910	1,076
Fair Value [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	2,272	15,224
Amounts offset, Assets		(6,354)
Net amounts reported on the balance sheet, Assets	2,272	8,870
Financial instruments, Assets		(355)
Financial collateral, Assets	(2,272)	(8,515)
Balance sheet total, Assets	2,272	8,870
Gross amounts, Liabilities	2,110	31,858
Amounts offset, Liabilities		(6,354)
Net amounts reported on the balance sheet, Liabilities	2,110	25,504
Financial instruments, Liabilities		(355)
Financial collateral, Liabilities	(2,110)	(25,149)
Balance sheet total, Liabilities	2,110	25,504
Deposits by Customers and Banks [Member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Liabilities	2,879	2,688
Amounts offset, Liabilities	(1,308)	(1,459)
Net amounts reported on the balance sheet, Liabilities	1,571	1,229
Financial collateral, Liabilities	(502)	(502)
Net amount, Liabilities	1,069	727
Assets not subject to enforceable netting arrangements, Liabilities	189,945	188,900
Balance sheet total, Liabilities	191,516	190,129
Derivative Financial Instruments [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	7,088	30,155
Amounts offset, Assets	(1,872)	(10,479)
Net amounts reported on the balance sheet, Assets	5,216	19,676
Financial instruments, Assets	(933)	(14,772)
Financial collateral, Assets	(2,133)	(2,785)
Net amount, Assets	2,150	2,119
Assets not subject to enforceable netting arrangements, Assets	105	266
Balance sheet total, Assets	5,321	19,942
Loans and Advances to Customers [member]
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	6,820	5,974
Amounts offset, Assets	(1,308)	(1,459)
Net amounts reported on the balance sheet, Assets	5,512	4,515
Net amount, Assets	5,512	4,515
Assets not subject to enforceable netting arrangements, Assets	199,622	198,283
Balance sheet total, Assets	£ 205,134	£ 202,798